Schedule I - Related Party Transactions - Related Party Balances (Detail) - USD ($) $ in Thousands		May 31, 2018	May 31, 2017
Amounts due to related parties:
Subtotal of amount due to related parties		$ 30	$ 48
Parent Company [Member]
Amounts due from related parties:
Subtotal of amount due from related parties		80,603	56,965
Amounts due to related parties:
Subtotal of amount due to related parties		89,080	83,642
Parent Company [Member] | Winner Park [Member]
Amounts due from related parties:
Subtotal of amount due from related parties		12	12
Parent Company [Member] | Smart Shine [Member]
Amounts due from related parties:
Subtotal of amount due from related parties		1,420
Amounts due to related parties:
Subtotal of amount due to related parties			1,487
Parent Company [Member] | Abundant State Limited [Member]
Amounts due from related parties:
Subtotal of amount due from related parties			40,000
Amounts due to related parties:
Subtotal of amount due to related parties		82,487	81,798
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amounts due from related parties:
Subtotal of amount due from related parties		79,171	10,104
Amounts due to related parties:
Subtotal of amount due to related parties		359	357
Parent Company [Member] | Koolearn Holding Limited [Member]
Amounts due from related parties:
Subtotal of amount due from related parties	[1]		180
Parent Company [Member] | New Oriental China [Member]
Amounts due from related parties:
Subtotal of amount due from related parties			$ 6,669
Amounts due to related parties:
Subtotal of amount due to related parties		$ 6,234

[1]	Koolearn Holdings Limited was a HK subsidiary of the Group which dissolved in the fiscal year of 2018.